Babson
Bond Trust

Annual Report
November 30, 1998


MESSAGE
To Our Shareholders

Babson Bond Trust shareholders came through last fallOs turmoil in the global financial markets relatively unscathed. Shareholders of the Trust benefited from its high credit quality and intermediate-term maturity structure in an environment where investors became increasingly risk adverse, and thus, risk was dramatically repriced. The sudden aversion to risk sparked a flight to quality, and that flight ended with tremendous demand for U.S. Treasury securities at the expense of other debt instruments. Lower quality corporate issuers and emerging market debt, in particular, were negatively impacted by the recent crisis in the credit markets.

The wave of fear that spread over the credit markets for a brief time in September and early October was unprecedented. The simultaneous lack of liquidity and sudden broadening of credit spreads had never been experienced before. However, stability thankfully returned to the markets in the fourth quarter of 1998. Liquidity improved, spreads narrowed but not back to mid-summer levels, and the door for issuance of corporate debt reopened.

Total investment return (price change and reinvested distributions) for Portfolio S in fiscal year 1998 was 7.47%. Monthly dividends totaled $0.5816 per share, producing an income yield of 5.95% based on a beginning net asset value of $9.78. During the same period, total investment return on Portfolio L was 8.13%. Monthly dividends totaled $0.0935 per share, producing an income yield of 6.00% based on a beginning net asset value of $1.56.

Both Portfolio S and L carry a Morningstar four-star rating.1 Portfolio S is ranked in the top decile of the Lipper Short-Intermediate Investment Grade Bond Fund grouping for the most recent three year period and in the top third for the past year. Portfolio L is ranked in the top half of the Lipper A-Rated Bond Fund category for the most recent three year period.2

OUTLOOK

During the fourth quarter the financial market turmoil dissipated, with the U.S.
stock market rebounding soundly and credit spreads narrowing significantly from those encountered in August, September and early October. The Federal Reserve was largely responsible for thwarting a potential credit crunch and calming the markets by moving quickly to lower interest rates three times in quick succession during this period.

Despite economic and financial problems overseas, the U.S. economy showed continued vigor through the fourth quarter. Lower interest rates and falling commodity prices appear to have contributed to this continuing strength. Because of the robustness of the domestic economy, and because the financial markets have calmed, expectations that the Federal Reserve will take additional easing actions in the near-term have waned.

As we commence a new year, consensus expectations are that economic growth will slow considerably from last yearOs near 4% pace. The recent strength of the domestic economy continues to surprise most forecasters who had been predicting that the weakening global economy and upheaval in the financial markets in 1998 would have a greater dampening effect on business activity than has occurred. The economy has been propelled by buoyant consumption, indicative of low unemployment, low interest rates, rising incomes and a surging stock market, all of which have helped keep consumer confidence at record levels.

A slowdown, if it occurs this year, will put an end to two apparent paradoxes that are currently present. First, in a global economy; how long can the U.S. continue to grow at its recent pace while the rest of the world slows? Reduced trade flows from Asia may be minimized going forward as the economies of that region are showing signs of bottoming. However, growth in Europe is slowing and there is the increasing risk that Latin America is entering a period of recession. If so, the drag of reduced exports to those regions will have a greater negative impact on our economy than what we have experienced from the Asian economic crisis. Second, how much longer can strong consumer demand more than offset a significant slowdown of the production side of the economy? Weakness in the domestic manufacturing sector, falling capacity utilization rates and the attendant profit squeeze for many companies could result in further cuts in capital spending programs, leading to diminished job and income growth and eventually less consumption.

A reversal in the countryOs declining savings rate would also have the effect of lowering consumption and therefore, slowing overall economic growth. For several months at the end of 1998, the savings rate actually turned negative. IndividualsO willingness to spend more than available disposable income (i.e. draw down savings) reflects the fact that due to the sharp appreciation of the equity market over the past several years, household networth has risen dramatically, even while consumers have been on a spending spree. A slowdown in the stock marketOs appreciation to historical norms would also slow networth growth and force consumers to return to their former savings patterns.

At the peak of the market turmoil last fall, many predicted that the possibility of the U.S. economy slipping into recession in 1999 had increased significantly.
Actions taken by the Fed mitigated that risk, and recent economic data confirm that economy still has plenty of momentum. Furthermore, the Fed has room to make additional cuts in interest rates if they feel such actions are necessary to boost growth or ward off a credit crunch. At present short-term rates are around
4.75% with inflation running at under 2% and therefore, real short-term rates are still historically high. This gives the Fed plenty of room to maneuver. Currently the FedOs concern is not inflation. Rather it is making sure that deflation does not spread to this country, from other parts of the world.

PORTFOLIO REVIEW

The primary objectives of Babson Bond Trust are to attain a favorable total return over the long run, provide a high level of income, and maintain reasonable stability of principal. Through active portfolio management, our ongoing investment strategy is to uncover attractive investment opportunities and to replace fully valued situations with what are believed to be undervalued opportunities.

Trading activity during the last half of the year was moderate and reflected a cautionary stance due to the volatile situation in the credit markets. In light of turbulent market conditions, our focus was twofold: we sorted out relative value opportunities and emphasized the defensive characteristics of the portfolio in a period of uncertainty. Several high quality corporate bonds with maturities between one and three years were added to both portfolios. In the midst of the crisis, the short end of the corporate maturity spectrum provided tremendous buying opportunities. Over time horizons of 6 months to one-year, breakeven analysis indicated that the probability of short corporates underperforming Treasuries was very low. To hedge against a further deterioration in corporate earnings, exposure to electric utilities was increased due to the non-cyclical nature of their business.

Both Portfolio S and L have an average quality rating of low AA. Currently, the average maturity is 4.6 years for Portfolio S and 8.3 years for Portfolio L, after taking into consideration bonds trading to their call dates and average life assumptions for mortgage and asset-backed securities. A more precise measure of a portfolioOs sensitivity to change in the level of interest rates is its average effective duration. Portfolio S and L have average effective durations of 3.1 and 4.7 years, respectively.

Sincerely,
/s/Larry D. Armel
Larry D. Armel
President

1 Morningstar proprietary rankings reflect three year risk-adjusted performance as of November 30, 1998.

2 Lipper Short-Intermediate Investment Grade Bond Fund ranking for Portfolio S for one, three, five and ten year periods ended November 30, 1998, were 32 of 95, 6 of 68, 9 of 45, and 4 of 9, respectively.

Lipper A-Rated Bond Fund ranking for Portfolio L for one, three, five and ten year periods ended November 30, 1998, were 83 of 154, 61 of 126, 43 of 76, and 22 of 39, respectively.


CHART - Quality Ratings


                Portfolio       Portfolio
                L               S
Aaa             40.1%           41.1%
Aa               8.9            10.0
A		18.9		21.8
Lower		32.1		27.1
    TOTAL      100%            100%
Source: Moody's

portfolio review

CHART - Babson Bond Trust, Portfolio D L versus Lehman Brothers Aggregate Bond Index

CHART - Babson Bond Trust, Portfolio D S versus Lehman Brothers Intermediate Gov't./Corp. Index

Average annual compounded return for Portfolio L for one, five and ten year periods as of November 30, 1998, were 7.40%, 6.31% and 8.62%, respectively. For Portfolio S, total returns for one year, five years and the life of the Fund (inception April 19, 1988) were 6.88%, 6.08% and 7.89%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will flucuate, and redemption value may be more or less than original cost.


STATEMENT OF NET ASSETS
November 30, 1998

Portfolio L

                                                                                      MARKET
                                                                PRINCIPAL             VALUE
        DESCRIPTION                                             AMOUNT                (NOTE 1-A)
CORPORATE BONDS - 60.12%

BANKS AND FINANCE - 18.41%
American Stores Company,
        8.00% debentures, due June 1, 2026                $     1,150,000       $      1,352,055
Associates Corporation North America,
        6.75% notes, due July 15, 2001                          4,500,000              4,644,090
First Union-Lehman Brothers Commercial Mortgage,
	Series 98-C2, Cl. A-2,
        6.56%, due November 15, 2008                            3,000,000              3,055,325
Ford Capital B V, 10.125% notes,
        due November 15, 2000                                   2,500,000              2,705,500
General Motors Acceptance Corporation,
	5.33% medium term notes,
        due October 20, 2000                                    2,265,000              2,270,255
Green Tree Financial Corporation,
        CMO Series 92-1 REMIC Trust, Cl. A-3,
	6.70% manufactured housing certificates,
        due October 15, 2017                                    1,453,756              1,454,207
Green Tree Securitized Net Interest Margin Trust,
        Series 95-A,
        7.25% certificates, due July 15, 2005                     552,076                553,694
Hellenic Republic,
        6.95% notes, due March 4, 2008                          1,300,000              1,398,228
Merrill Lynch Mortgage Investors, Incorporated,
        Series 92-B REMIC Trust, Cl. A-3,
	8.30% manufactured housing certificates,
        due April 15, 2012                                        512,126                513,083
New Jersey Economic Development Authority
        State Pension Funding Revenue,
	Series A,
        7.425%, due February 15, 2029                             100,000                118,360
Southern Investments UK PLC,
        6.375% senior notes, due November 15, 2001              1,300,000              1,318,187
SunTrust Banks, Incorporated,
        6.00% subordinate notes, due February 15, 2026          3,000,000              2,966,130
Wachovia Capital Trust II,
        6.32% capital securities, due January 15, 2027          1,300,000              1,257,100
                                                               22,932,958             23,606,214

COMMUNICATIONS - 7.26%
BellSouth Savings & Employee Stock Ownership Trust,
        9.19% medium term notes, due July 1, 2003                 898,024                982,303
TCI Communications, Incorporated,
        7.25% senior notes, due June 15, 1999                   2,400,000              2,431,080
Tele Communications, Incorporated,
        8.75% debentures, due February 15, 2023                 1,000,000              1,122,320
Time Warner, Incorporated,
        9.15% debentures, due February 1, 2023                  1,350,000              1,786,374
Tosco Corporation,
        7.625% notes, due May 15, 2006                          1,850,000              1,978,945
Worldcom, Incorporated GA,
        6.125% notes, due August 15, 2001                       1,000,000                998,960
                                                                8,498,024              9,299,982
DIVERSIFIED - 4.71%
Federal Express Corporation,
        7.50% pass-thru trust, due January 15, 2018             2,461,205              2,740,749
International Business Machines Corporation,
        6.22% debentures, due August 2, 2027                    1,500,000              1,523,280
Lucent Technologies, Incorporated,
        6.90% notes, due July 15, 2001                          1,700,000              1,768,731
                                                                5,661,205              6,032,760
INDUSTRIALS - 17.50%
Airgas, Incorporated,
        7.14% medium term notes, due March 8, 2004              1,650,000              1,757,530
Cardinal Health, Incorporated, 6.00% notes,
        due January 15, 2006                                    2,900,000              2,919,807
Comdisco, Incorporated,
        6.375% shelf issue, due November 30, 2001               3,675,000              3,650,010
Georgia-Pacific Corporation,
        9.625% debentures, due March 15, 2022                   1,500,000              1,690,140
Hydro Quebec, Series IO,
        8.05% debentures, due July 7, 2024                      3,100,000              3,719,535
John Deere Capital Corporation,
        6.30% notes, due June 1, 1999                           1,000,000              1,004,210
Oslo Seismic Services, Incorporated,
        8.28% 1st. preferred mortgage notes,
        due June 1, 2011                                        2,025,938              2,246,077
Petroleum Geo-Services A/S,
        7.50% notes, due March 31, 2007                         1,500,000              1,575,240
Philip Morris Companies, Incorporated,
        7.20% senior notes, due February 1, 2007                1,000,000              1,074,310
Philip Morris Companies, Incorporated,
	 6.15% puttable reset securities purchases,
         due March 15, 2010                                       750,000                754,313
Raytheon Company,
        6.45% notes, due August 15, 2002                        2,000,000              2,042,020
                                                               21,100,938             22,433,192
TRANSPORTATION - 3.27%
CSX Corporation,
        9.50% notes, due August 1, 2000                           680,000                719,508
Dana Corporation,
        6.50% notes, due March 15, 2008                         1,600,000              1,611,664
United Airlines Pass-Thru Trusts,
	7.27% pass-thru certificates, Series 96-A,
        Cl. A-1, due January 30, 2013                           1,863,055              1,854,633
                                                                4,143,055              4,185,805
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 4.13%
Canadian National Railway Company,
        7.00% notes, due March 15, 2004                         1,950,000              2,043,054
Newfoundland Province of Canada,
        8.65% debentures, due October 22, 2022                  1,950,000              2,180,607
Ontario Province of Canada,
        7.75% bonds, due June 4, 2002                           1,000,000              1,076,480
                                                                4,900,000              5,300,141
UTILITIES - 4.84%
Commonwealth Edison Company,
        7.625% notes, due January 15, 2007                      2,175,000              2,314,657
Consolidated Edison Company NY, Incorporated,
        6.15% debentures, due July 1, 2008                      1,900,000              1,890,101
United Illuminating Company,
        6.20% notes, due January 15, 1999                       2,000,000              2,001,340
                                                                6,075,000              6,206,098
TOTAL CORPORATE BONDS - 60.12%                                 73,311,180             77,064,192
(COST $75,048,576 )

CONVERTIBLE CORPORATE BOND - 2.06%
California Infrastructure & Economic
        Development Bank Special Purpose Trust,
	PG & E, Series 97-1 certificates Cl. A,
        6.42%, due September 25, 2008                           2,500,000              2,643,900
(COST $2,553,199 )

REVENUE BOND - 1.94%
New Jersey Economic Development Authority
        State Pension Funding Revenue,
	Series A,
        7.425%, due February 15, 2029                           2,100,000              2,485,560
(COST $2,127,048 )

U.S. GOVERNMENTAL AGENCY, U.S. GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 29.70%

U.S. GOVERNMENTAL AGENCY - 11.02%
*Government National Mortgage Association,
        7.50%, due March 15, 2007                                 119,003                122,930
*Government National Mortgage Association,
        7.50%, due July 15, 2007                                  225,666                233,113
*Government National Mortgage Association,
        8.00%, due October 15, 2007                               290,102                305,492
*Government National Mortgage Association,
        8.00%, due November 15, 2009                            3,597,478              3,720,009
*Government National Mortgage Association,
        9.50%, due April 15, 2016                                  35,728                 38,608
*Government National Mortgage Association,
        9.50%, due January 15, 2019                                82,146                 88,706
*Government National Mortgage Association,
        8.00%, due May 15, 2022                                   406,438                423,841
*Government National Mortgage Association,
        7.00%, due March 15, 2024                               3,639,340              3,726,902
*Government National Mortgage Association,
        8.50%, due August 15, 2024                                189,544                201,034
*Government National Mortgage Association,
        8.00%, due December 15, 2026                            4,299,455              4,471,434
Small Business Administration guaranteed
development participation certificates,
	Series 88-20 G,
        9.80% debentures, due July 1, 2008                        237,402                269,219
Small Business Administration guaranteed
development participation certificates,
	Series 88-20 H,
        10.05% debentures, due August 1, 2008                     229,669                262,776
Small Business Administration guaranteed
development participation certificates,
        Series 89-20 D,
        10.05% debentures, due April 1, 2009                      229,552                265,025
(COST $13,667,803)                                             13,581,523             14,129,089

U.S. GOVERNMENT SECURITIES - 10.85%
U.S. Treasury Bonds,
        8.125%, due May 15, 2021                                2,000,000              2,721,560
U.S. Treasury Notes,
        6.375%, due January 15, 2000                            1,300,000              1,316,250
U.S. Treasury Notes,
        5.875%, due February 15, 2000                             735,000                745,334
U.S. Treasury Notes,
        6.00%, due July 31, 2002                                  750,000                766,465
U.S. Treasury Notes,
        11.125%, due August 15, 2003                            1,520,000              1,922,800
U.S. Treasury Notes,
        7.25%, due August 15, 2004                                750,000                843,870
U.S. Treasury Notes,
        7.875%, due February 15, 2021                           2,100,000              2,877,420
U.S. Treasury Notes,
        8.125%, due May 15, 2021                                2,000,000              2,721,560
(COST $13,521,697)                                             11,155,000             13,915,259

*GOVERNMENT SPONSORED ENTERPRISES - 7.83%
Federal Home Loan Mortgage Corporation,
        7.75%, due April 1, 2008                                  214,277                221,198
Federal Home Loan Mortgage Corporation,
        7.75%, due November 1, 2008                                42,332                 43,810
Federal Home Loan Mortgage Corporation,
        8.00%, due August 1, 2009                                  48,253                 50,089
Federal Home Loan Mortgage Corporation,
        8.25%, due October 1, 2010                                380,670                396,498
Federal Home Loan Mortgage Corporation,
        9.00%, due June 1, 2016                                   141,298                151,630
Federal Home Loan Mortgage Corporation,
        8.00%, due October 1, 2018                                196,794                207,220
Federal Home Loan Mortgage Corporation,
        7.50%, due February 1, 2021                             1,392,229              1,434,205
Federal Home Loan Mortgage Corporation,
        9.00%, due January 1, 2024                                 86,033                 92,267
Federal National Mortgage Association,
        5.81%, due November 12, 1999                            2,600,000              2,617,056
Federal National Mortgage Association,
        5.625%, due March 15, 2001                              2,000,000              2,031,880
Federal National Mortgage Association,
        5.75%, due April 15, 2003                               1,000,000              1,030,160
Federal National Mortgage Association,
        7.00%, due December 1, 2007                               455,618                469,082
Federal National Mortgage Association,
        8.25%, due January 1, 2009                                188,979                198,702
Federal National Mortgage Association,
        8.00%, due February 1, 2009                               216,897                225,759
Federal National Mortgage Association,
        7.50%, due September 1, 2011                              299,397                307,909
Federal National Mortgage Association,
        8.50%, due July 1, 2013                                    57,126                 60,093
Federal National Mortgage Association,
        9.50%, due June 25, 2018                                  167,582                178,984
Federal National Mortgage Association,
        CMO Series 90-52D, REMIC Trust,
        9.30%, due May 25, 2019                                   200,376                200,891
Federal National Mortgage Association,
        9.25%, due October 1, 2020                                107,724                117,110
(COST $9,682,286)                                               9,795,585             10,034,543

TOTAL U.S. GOVERNMENTAL AGENCY, U.S. GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 29.70%                  34,532,108             38,078,891
(COST $36,871,786)

REPURCHASE AGREEMENT - 4.80%
UMB Bank, n.a., 4.70%, due December 1, 1998
  (Collateralized by U.S. Treasury Notes,
  7.50%, due October 31, 1999 with a value of
  $ 6,273,045)                                             $    6,150,000       $      6,150,000
(COST $6,150,000)

TOTAL INVESTMENTS - 98.62%                                 $  118,593,288            126,422,543
(COST $122,750,609)

Other assets less liabilities - 1.38%                                                  1,763,374
TOTAL NET ASSETS - 100.00%
        (equivalent to $1.59 per share;
        80,527,883 shares outstanding)                                          $    128,185,917

For federal income tax purposes, the identified cost of investments owned at November 30, 1998, was $122,750,609.
Net unrealized appreciation for federal income tax purposes was $3,671,934, which is comprised of unrealized appreciation of $4,113,773 and unrealized depreciation of $441,839.
  *Mortgage-backed securities

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
November 30, 1998

PORTFOLIO S

                                                                                MARKET
                                                                PRINCIPAL       VALUE
        DESCRIPTION                                             AMOUNT          (NOTE 1-A)
CORPORATE BONDS - 59.51%
BANKS AND FINANCE - 19.99%
Associates Corporation North America,
        6.75% notes, due July 15, 2001                      $     250,000   $     258,005
Associates Corporation North America,
        6.45% senior notes, due October 15, 2001                  500,000         513,155
Chrysler Financial Corporation,
        6.375% notes, due January 28, 2000                        600,000         607,602
First Union-Lehman Brothers Commercial Mortgage,
        Series 98-C2, Cl. A-2,
        6.56% mortgage, due November 18, 2008                     800,000         813,770
Ford Motor Credit Company,
        6.125% notes, due April 28, 2003                        1,600,000       1,634,608
General Motors Acceptance Corporation,
        5.33% medium term notes, due October 20, 2000             750,000         751,740
Green Tree Financial Corporation,
        CMO Series 92-1 REMIC Trust, Cl. A-3,
        6.70% manufactured housing certificates,
        due October 15, 2017                                      396,479         396,602
Green Tree Securitized Net Interest Margin Trust,
        Series 94 A,
        6.90% certificates, due February 15, 2004                 194,144         196,071
Hellenic Republic,
        6.95% notes, due March 4, 2008                            375,000         403,335
Merrill Lynch & Company, Incorporated,
        6.50% notes, due April 1, 2001                            500,000         509,655
Sears Roebuck Acceptance Corporation,
        7.00% notes, due June 15, 2007                            225,000         242,467
Southern Investments UK PLC,
        6.375% senior notes, due November 15, 2001                300,000         304,197
SunTrust Banks, Incorporated,
        6.00% subordinate notes, due February 15, 2026            700,000         692,097
Wachovia Capital Trust II,
        6.32% capital securities, due January 15, 2027            375,000         362,625
                                                                7,565,623       7,685,929

COMMUNICATIONS - 6.46%
BellSouth Savings & Employee Stock Ownership Trust,
        9.19% medium term notes, due July 1, 2003                 651,171         712,283
TCI Communications, Incorporated,
        7.25% senior notes, due June 15, 1999                   1,000,000       1,012,950
Tosco Corporation, 7.625% notes, due May 15, 2006                 500,000         534,850
Worldcom, Incorporated GA,
        6.125% notes, due August 15, 2001                         225,000         224,766
                                                                2,376,171       2,484,849

DIVERSIFIED - 2.07%
International Business Machines Corporation,
        6.22% debentures, due August 1, 2027                      400,000         406,208
Lucent Technologies, Incorporated,
        6.90% notes, due July 15, 2001                            375,000         390,161
                                                                  775,000         796,369

INDUSTRIALS - 16.40%
Airgas, Incorporated,
        7.14% medium term notes, due March 8, 2004                550,000         585,843
Cardinal Health, Incorporated,
        6.25% notes, due July 15, 2008                            650,000         651,313
Cardinal Health, Incorporated,
        6.00% notes, due January 15, 2006                         850,000         855,805
Comdisco, Incorporated,
        6.375% shelf issue, due November 30, 2001               1,000,000         993,200
Georgia Pacific Corporation,
        9.125% debentures, due July 1, 2022                       375,000         396,443
Hydro-Quebec, Series IO,
        8.05% debentures, due July 7, 2024                        425,000         509,936
John Deere Capital Corporation,
        6.30% notes, due June 1, 1999                             250,000         251,052
Oslo Seismic Services, Incorporated,
        8.28% 1st. preferred mortgage notes,
        due June 1, 2011                                          506,484         561,519
Petroleum Geo-Services A/S,
        7.50% notes, due March 31, 2007                           500,000         525,080
Philip Morris Companies, Incorporated,
        7.20% senior notes, due February 1, 2007                  200,000         214,862
Philip Morris Companies, Incorporated,
	6.15% puttable reset securities purchases,
        due March 15, 2010                                        250,000         251,438
Raytheon Company,
        6.45% notes, due August 15, 2002                          500,000         510,505
                                                                6,056,484       6,306,996

TRANSPORTATION - 2.71%
Norfolk Southern Corporation,
        6.70% notes, due May 1, 2000                              400,000         406,436
United Airlines Pass-Thru Trusts,
	7.27% pass-thru certificates,
        Series 96-A, Cl. A-1, due January 30, 2013                411,324         409,465
Wisconsin Central Transportation Corporation,
        6.625% notes, due April 15, 2008                          225,000         227,212
                                                                1,036,324       1,043,113

U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 4.86%
Canadian National Railway Company,
        7.00% notes, due March 15, 2004
	500,000		523,860
Ontario Province of Canada,
        7.75% bonds, due June 4, 2002                           1,250,000        1,345,600
                                                                1,750,000        1,869,460

UTILITIES - 7.02%
Commonwealth Edison Company,
        7.625% notes, due January 15, 2007                        600,000          638,526
Consolidated Edison Company NY, Incorporated,
        6.15% debentures, due July 1, 2008                        550,000          547,135
Long Island Lighting Company,
        7.30% debentures, due July 15, 1999                     1,000,000        1,014,500
United Illuminating Company,
        6.20% notes, due January 15, 1999                         500,000          500,335
                                                                2,650,000        2,700,496
TOTAL CORPORATE BONDS - 59.51%                                 22,209,602       22,887,212
(COST $22,478,923)

CONVERTIBLE CORPORATE BONDS - 1.75%
California Infrastructure & Economic Development Bank
        Special Purpose Trust,
	Series 97-1, Cl. A-2,
        6.14%, due March 25, 2002                                 500,000          513,000
California Infrastructure & Economic Development Bank
        Special Purpose Trust,
	PG & E Series 97-1, Cl. A-7,
        6.42%, due September 25, 2008                             150,000          158,634

TOTAL CONVERTIBLE CORPORATE BONDS - 1.75%                         650,000          671,634
(COST $652,947 )

U.S. GOVERNMENTAL AGENCY, U.S. GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 34.57%
U.S. GOVERNMENTAL AGENCY - 9.26%
*Government National Mortgage Association,
        8.00%, due October 15, 2007                                21,032           22,148
*Government National Mortgage Association,
        8.00%, due November 15, 2009                              645,589          667,577
*Government National Mortgage Association,
        7.50%, due October 15, 2011                               402,642          414,846
*Government National Mortgage Association,
        7.50%, due November 15, 2011                              394,742          406,706
*Government National Mortgage Association,
        9.50%, due September 15, 2019                              18,559           20,041
*Government National Mortgage Association,
        8.00%, due December 15, 2022                              231,868          241,797
*Government National Mortgage Association,
        7.00%, due May 15, 2024                                   697,369          714,148
*Government National Mortgage Association,
        8.50%, due August 15, 2024                                422,925          448,563
*Government National Mortgage Association,
        8.00%, due November 15, 2026                              559,227          581,596
Small Business Administration guaranteed
        development participation certificates,
	Series 88-20 G,
        9.80% debentures, due July 1, 2008                         39,567           44,870
(COST $3,475,750)                                               3,433,520        3,562,292

U.S. GOVERNMENT SECURITIES - 13.37%
U.S. Treasury Bonds,
        11.125%, due August 15, 2003                              700,000          885,500
U.S. Treasury Notes,
        6.375%, due January 15, 2000                              500,000          506,250
U.S. Treasury Notes,
        5.875%, due February 15, 2000                           3,175,000        3,219,641
U.S. Treasury Notes,
        7.25%, due August 15, 2004                                250,000          281,290
U.S. Treasury Notes,
        5.625%, due February 15, 2006                             250,000          248,242
(COST $5,024,981)                                               4,875,000        5,140,923

*GOVERNMENT SPONSORED ENTERPRISES - 11.94%
Federal Home Loan Mortgage Corporation,
        8.25%, due July 1, 2008                                    31,609           32,700
Federal Home Loan Mortgage Corporation,
        8.00%, due January 1, 2012                                649,283          668,151
Federal Home Loan Mortgage Corporation,
        9.00%, due June 1, 2016                                   114,125          122,470
Federal Home Loan Mortgage Corporation,
        8.00%, due May 1, 2017                                     63,497           67,247
Federal Home Loan Mortgage Corporation,
        CMO Series 130-E,
        9.00%, due May 15, 2021                                   148,535          159,130
Federal National Mortgage Association,
        5.81%, due November 12, 1999                              750,000          754,920
Federal National Mortgage Association,
        5.625%, due March 15, 2001                              2,250,000        2,285,865
Federal National Mortgage Association,
        7.00%, due December 1, 2007                                84,615           87,115
Federal National Mortgage Association,
        8.25%, due January 1, 2009                                 19,685           20,698
Federal National Mortgage Association,
        7.50%, due September 1, 2011                              299,397          307,909
Federal National Mortgage Association,
        CMO Series 90-52D, REMIC Trust,
        9.30%, due May 25, 2019                                    21,859           21,915
Federal National Mortgage Association,
        9.25%, due October 1, 2020                                 56,697           61,637
(COST $4,503,605)                                               4,489,302        4,589,757

TOTAL U.S. GOVERNMENTAL AGENCY, U.S. GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 34.57%                                   12,797,822
	13,292,972
(COST $13,004,336)

REPURCHASE AGREEMENT - 6.50%
	UMB Bank, n.a., 4.70%,
        due December 1, 1998 (Collateralized by
        U.S. Treasury Notes, 7.00%,
        due April 15, 1999 with a value of
        $2,550,096)                                             2,500,000        2,500,000
(COST $2,500,000)

TOTAL INVESTMENTS - 102.33%                               $    38,157,424       39,351,818
(COST $38,636,206)

Other assets less liabilities - (2.33%)                                           (894,150)

TOTAL NET ASSETS - 100.00%
  (equivalent to $9.91 per share;
   3,881,582 shares outstanding)                                            $   38,457,668

For federal income tax purposes, the identified cost of investments owned at November 30, 1998, was $38,636,206.
Net unrealized appreciation for federal income tax purposes was $715,612, which is comprised of unrealized appreciation of $743,870 and unrealized depreciation of $28,258.
  *Mortgage-backed securities

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS
AND LIABILITIES
November 30, 1998

                                                                       PORTFOLIO L     PORTFOLIO S
ASSETS:
  Investments in securities:
    Corporate and revenue bonds, at market value
    (identified cost $79,728,823 [L], $23,131,870 [S])             $   82,193,652     $   23,558,846
    U.S. governmental agency, U.S. government securities
     and government sponsored enterprises, at market value
     (identified cost $36,871,786 [L], $13,004,336 [S])                38,078,891         13,292,972
  Repurchase agreement, at cost - approximates market value             6,150,000          2,500,000
    Total investments                                                 126,422,543         39,351,818

  Interest receivable                                                   2,006,640            645,191
      Total assets                                                    128,429,183         39,997,009

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                          243,266          1,539,341
      Total liabilities                                                   243,266          1,539,341
NET ASSETS                                                         $  128,185,917     $   38,457,668

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                      $  127,658,775     $   39,886,327
  Accumulated undistributed income (loss):
    Undistributed net investment income                                   259,884               -
    Undistributed net realized loss on investment transactions         (3,404,676)        (2,144,271)
      Net unrealized appreciation  in value of investments              3,671,934            715,612
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                        $  128,185,917     $   38,457,668

Capital shares outstanding                                             80,527,883          3,881,582

NET ASSET VALUE PER SHARE                                          $         1.59     $         9.91

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Year Ended November 30, 1998

                                                                       PORTFOLIO L     PORTFOLIO S
INVESTMENT INCOME:
  Income:
    Interest                                                       $   8,901,697   $   2,557,256
    Expenses (Note 2):
      Management fees                                                  1,226,260         370,143
      Registration fees and expenses                                      25,422           7,480
        Total expenses before voluntary reduction                      1,251,682         377,623
      Less: voluntary reduction of management fee                           -           (116,887)
        Net expenses                                                   1,251,682         260,736
Net investment income (Note 1-B)                                       7,650,015       2,296,520

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions
    (excluding maturities of short-term commercial notes and
    repurchase agreements):
    Proceeds from sales of investments                                66,189,580      25,088,847
    Cost of investments sold                                          64,039,250      24,751,706
      Net realized gain from investment transactions                   2,150,330         337,141
  Unrealized appreciation of investments:
    Beginning of year                                                  3,277,900         560,226
    End of year                                                        3,671,934         715,612
      Unrealized appreciation of investments during the year             394,034         155,386
      Net gain on investments                                          2,544,364         492,527
      Increase in net assets resulting from operations             $  10,194,379   $   2,789,047

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
For Each Of The Two Years In The Period Ended November 30, 1998

                                                                                  1998                           1997
                                                                       PORTFOLIO L    PORTFOLIO S     PORTFOLIO L     PORTFOLIO S

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                            $   7,650,015  $   2,296,520   $   8,567,406   $   2,498,593
  Net realized gain (loss) from investment transactions                2,150,330        337,141        (545,666)       (442,862)
  Unrealized appreciation of investments
    during the year                                                      394,034        155,386         876,120         568,506
  Net increase in net assets
    resulting from operations                                         10,194,379      2,789,047       8,897,860       2,624,237

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                               (7,650,015)    (2,296,520)     (8,567,406)     (2,498,593)
  Net realized gain from investment transactions                          -                -               -               -
    Total distributions to shareholders                               (7,650,015)    (2,296,520)     (8,567,406)     (2,498,593)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                           23,230,596      6,842,453      19,321,050      14,582,788
  Net asset value of shares issued for
    reinvestment of distributions                                      6,272,538      2,007,604       6,987,475       2,075,147
                                                                      29,503,134      8,850,057      26,308,525      16,657,935
  Cost of shares repurchased                                         (36,334,917)   (11,448,406)    (36,426,268)    (10,395,231)
    Net increase (decrease) from capital share transactions           (6,831,783)    (2,598,349)    (10,117,743)      6,262,704
      Total increase (decrease) in net assets                         (4,287,419)    (2,105,822)     (9,787,289)      6,388,348

NET ASSETS:
        Beginning of year                                            132,473,336     40,563,490     142,260,625      34,175,142
	End of year (including undistributed net investment income
                of $259,884 [L] and $- [S] in 1998 and 1997)       $ 128,185,917  $  38,457,668  $  132,473,336   $  40,563,490

*Shares issued and repurchased:
  Number of shares sold                                               14,688,286        692,276      12,616,368       1,510,703
  Number of shares issued for
    reinvestment of distributions                                      3,972,991        203,475       4,566,377         214,629
                                                                      18,661,277        895,751      17,182,745       1,725,332
  Number of shares repurchased                                      (23,026,932)     (1,161,405)    (23,793,390)     (1,075,519)
    Net increase (decrease)                                          (4,365,655)       (265,654)     (6,610,645)        649,813

**Distributions to shareholders:
   Income dividends per share                                      $      .0935   $       .5816  $        .0976   $       .6185
   Capital gains distribution per share                            $      -       $       -      $        -       $       -

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company of the Series type. Its shares are currently issued in two Series with each Series, in effect, representing a separate Fund. The Trust is required to account for the assets of each Series separately and to allocate general liabilities of the Trust to each Series based upon the net asset value of each Series. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Security Valuation - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations provided by an independent pricing service, which may utilize matrix pricing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the TrustOs Board of Trustees.

B. Federal and State Taxes - It is the TrustOs policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of each SeriesO taxable income to its shareholders. Therefore, no provision for federal or state tax is required. At November 30, 1998, Portfolio L and S have an accumulated net realized loss on sales of investments for federal income tax purposes of $3,404,676 (expiring $1,068,030 in 2002, $423,327 in 2003, $1,367,653 in 2004, and $545,666 in 2005)
and $2,144,271 (expiring $735,362 in 2002, $388,485 in 2003, $577,562 in 2004,
and $442,862 in 2005), respectively, which are available to offset future taxable gains.

C. Other - Security transactions are accounted for on the date the securities are purchased or sold. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appre-ciation and depreciation of investments are reported on the identified cost basis.

The preparation of financial statements in accordance with generally accepted accounting principles (OGAAPO) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. MANAGEMENT FEES:

Management fees for services which include administration, trustees' and agents' compensation and all other operating expenses of the Trust except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Trust and its shares and the cost of qualifying the TrustOs shares for sale in any jurisdiction are paid to Jones & Babson, Inc. These fees are based on average daily net assets of Portfolio L and Portfolio S, at the annual rate of .95 of 1%, except during the seven years ended November 30, 1998, when the fee for Portfolio S was voluntarily reduced to an annual rate of
 .65 of
1% of the average daily net asset value of the portfolio. Certain officers and/or trustees of the Trust are officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended November 30, 1998 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Portfolio L
	Purchases		$	54,192,570
        Proceeds from sales		66,189,580

Portfolio S
	Purchases		$	22,406,653
        Proceeds from sales		25,088,847


FINANCIAL HIGHLIGHTS

PORTFOLIO L

Condensed data for a share of capital stock outstanding throughout each year.

                                                                Years Ended November 30,

                                                           1998     1997    1996    1995    1994
Net asset value, beginning of year                       $ 1.56   $ 1.55  $ 1.58  $ 1.47  $ 1.67

  Income from investment operations:
    Net investment income                                  .094     .098    .107    .108   .108
    Net gains or losses on securities
      (both realized and unrealized)                       .030     .010   (.030)   .110   (.149)
  Total from investment operations                         .124     .108    .077    .218   (.041)

  Less distributions:
    Dividends from net investment income                  (.094)   (.098)  (.107)  (.108)  (.108)
    Distributions from capital gains                       -        -       -       -      (.051)
  Total distributions                                     (.094)   (.098)  (.107)  (.108)  (.159)
Net asset value, end of year                             $ 1.59   $ 1.56  $ 1.55  $ 1.58  $ 1.47

Total return                                               8.13%    7.26%   5.17%  15.28%  (2.71%)


Ratios/Supplemental Data

Net assets, end of year (in millions)                    $  128   $  132  $  142  $  161  $  140
Ratio of expenses to average net assets                     .97%     .97%    .97%    .97%    .97%
Ratio of net investment income to average net assets       5.93%    6.38%   6.96%   7.06%   6.95%
Portfolio turnover rate                                      43%      59%     61%     50%     40%

See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

PORTFOLIO S

Condensed data for a share of capital stock outstanding throughout each year.

                                                                Years Ended November 30,

                                                           1998     1997    1996    1995    1994
Net asset value, beginning of year                       $ 9.78   $ 9.77  $ 9.90  $ 9.43  $ 10.48

  Income from investment operations:
    Net investment income                                  .582     .618    .692    .726     .694
    Net gains or losses on securities
      (both realized and unrealized)                       .130     .010   (.130)   .470    (.899)
  Total from investment operations                         .712     .628    .562   1.196    (.205)

  Less distributions:
    Dividends from net investment income                  (.582)   (.618)  (.692)  (.726)   (.694)
    Distributions from capital gains                       -        -       -       -       (.151)
  Total distributions                                     (.582)   (.618)  (.692)  (.726)   (.845)
Net asset value, end of year                            $  9.91   $ 9.78  $ 9.77  $ 9.90  $  9.43

Total return                                               7.47%    6.70%   5.96%  13.10%  (2.06%)


Ratios/Supplemental Data

Net assets, end of year (in millions)                   $    38   $   41  $   34  $   33  $    30
Ratio of expenses to average net assets                    .67%      .67%    .66%    .67%     .67%
Ratio of net investment income to average net assets      5.90%     6.42%   7.10%   7.47%    7.02%
Ratio of expenses to average net assets before
  voluntary reduction of management fee                    .97%      .97%    .96%    .97%     .97%
Portfolio turnover rate                                     60%       65%     48%     57%      42%

See accompanying Notes to Financial Statements.


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
D.L. Babson Bond Trust


We have audited the accompanying statement of assets and liabilities, including the statements of net assets, of D.L. Babson Bond Trust (comprised of Portfolio L and Portfolio S and collectively referred to herein as the Trust) as of November 30, 1998, the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the TrustOs management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of November 30, 1998, by correspondence with the custodian.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising the Trust at November 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

Ernst & Young
Kansas City, Missouri
December 30, 1998


This report has been prepared for the information of the Shareholders of D.L. Babson Bond Trust and is not to be construed as an offering of the shares of the Trust. Shares of this Trust and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

Equities
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
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Fixed Income
Bond Trust
Money Market Fund
Tax-Free Income Fund



*Closed to new investors.
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900


1-800-4-BABSON
(1-800-422-2766)
www.babsonfunds.com


JB7C-2                  1/99